Loans (Details)								6 Months Ended		12 Months Ended
	Jun. 01, 2026 CNY (¥)	Mar. 26, 2026 CNY (¥)	Dec. 23, 2025 CNY (¥)	Oct. 30, 2025 CNY (¥)	Jul. 14, 2025 CNY (¥)	Jun. 09, 2025 CNY (¥)	Apr. 18, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 01, 2026 USD ($)	Mar. 26, 2026 USD ($)	Dec. 23, 2025 USD ($)	Oct. 30, 2025 USD ($)	Jul. 14, 2025 USD ($)	Jun. 09, 2025 USD ($)	Apr. 18, 2025 JPY (¥)
Loans [Line Items]
Bank loan interest expenses								$ 87,511	$ 64,246
Bank of Communications [Member]
Loans [Line Items]
Loan amount			¥ 3,000,000										$ 428,994
Maturity date			Jun. 26, 2026
Fixed annual interest rate			2.20%										2.20%
Bank of China [Member]
Loans [Line Items]
Loan amount					¥ 4,500,000										$ 663,218
Maturity date					Jul. 13, 2026
Fixed annual interest rate					2.30%										2.30%
Bank of Kumamoto [Member]
Loans [Line Items]
Loan amount							$ 2,195,728										¥ 360,000,000
Maturity date							Mar. 31, 2035
Fixed annual interest rate							1.585%										1.585%
Repayment of loan								274,466		$ 45,357
Loan balance								1,921,262		2,150,371
Bank of Nanjing [Member]
Loans [Line Items]
Loan amount	¥ 7,000,000					¥ 10,000,000					$ 1,031,672					$ 1,429,981
Maturity date	May 30, 2027					Jun. 08, 2026
Fixed annual interest rate	2.20%					2.39%					2.20%					2.39%
Repayment of loan								294,763		428,994
Loan balance								736,909		1,000,987
Industrial and Commercial Bank of China [Member]
Loans [Line Items]
Loan amount				¥ 9,990,000										$ 1,472,344
Maturity date				Oct. 30, 2026
Fixed annual interest rate				2.21%										2.21%
Repayment of loan								736,909		186,791
Loan balance								$ 735,435		$ 1,285,553
Bank of Jiangsu [Member]
Loans [Line Items]
Loan amount		¥ 3,000,000										$ 442,145
Maturity date		Mar. 25, 2027
Fixed annual interest rate		2.30%										2.30%